Summary of Significant Accounting Policies (Details) - Schedule of Anti Dilutive Common Shares - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially anti-dilutive shares	3,284,483	1,027,257	3,284,483	1,027,257	3,598,684	694,745
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially anti-dilutive shares		162,957		162,957
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially anti-dilutive shares	3,284,483	864,300	3,284,483	864,300